SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting Information [Line Items]
Segment Reporting Disclosure [Text Block]
12. SEGMENT INFORMATION
The Partnership's operations are organized into two reportable segments, Transportation and Terminaling; and Storage. Operations that are not included in the Transportation and Terminaling; and Storage segments are included in Corporate. Intersegment transactions are eliminated in the consolidated financial statements and are included in Eliminations.
Our Transportation and Terminaling segment consists of the following assets:
•a light crude oil rail unloading terminal which serves PBF Energy’s Delaware City and Paulsboro refineries and has an unloading capacity of 130,000 bpd;
•a heavy crude oil unloading facility which serves PBF Energy’s Delaware City refinery with total throughput capacity of at least 40,000 bpd;
•a crude oil truck unloading terminal, which serves PBF Energy’s Toledo refinery, currently comprised of six LACT units and has an unloading capacity of 22,500 bpd;
•a propane truck loading facility which is part of PBF Energy's Toledo, Ohio refinery, with a throughput capacity of approximately 11,000 bpd;
•the Delaware City Products Pipeline, which consists of a 23.4 mile, 16-inch interstate petroleum products pipeline with capacity in excess of 125,000 bpd located at DCR; and
◦the Delaware City Truck Rack, which consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline and distillates.
Our Storage segment consists of the following asset:
•a tank farm which is part of PBF Energy's Toledo, Ohio refinery. The tank farm consists of a storage facility which services the Toledo refinery and consists of 30 tanks for storing crude oil, refined products and intermediates. The aggregate capacity of the storage facility is approximately 3.9 million barrels, of which 1.3 million barrels are dedicated to crude oil storage and 2.6 million barrels are allocated to refined products and intermediates.
With the exception of revenue generated by the Delaware City Products Pipeline, prior to the Offering and Acquisitions from PBF the operation of our assets did not generate third-party or inter-entity revenue. PBFX generates revenue from commercial agreements entered into with PBF Holding under which PBF Holding pays the Partnership fees for terminaling and storage of crude oil and refined products. The commercial agreements with PBF Holding are described in Note 11. The Partnership does not have any foreign operations.
The operating segments adhere to the accounting polices used for the combined consolidated financial statements, as described in Note 2. The Partnership's operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Year Ended December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$58,205	$1,198	$—	$59,403
Depreciation and amortization expense	2,694	1,779	—	4,473
Income (loss) from operations	36,655	(7,940)	(8,201)	20,514
Interest expense, net and amortization of loan fees	—	—	(2,672)	(2,672)
Capital expenditures	32,279	15,526	—	47,805

	Year Ended December 31, 2013
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$8,513	$—	—	$8,513
Depreciation and amortization expense	1,739	1,332	—	3,071
Income (loss) from operations	(3,987)	(7,976)	(2,452)	(14,415)
Interest expense, net and amortization of loan fees	—	—	13	13
Capital expenditures	28,400	18,792	—	47,192

	Year Ended December 31, 2012
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$7,300	$—	—	$7,300
Depreciation and amortization expense	680	944	—	1,624
Income (loss) from operations	2,178	(7,293)	(1,300)	(6,415)
Interest expense, net and amortization of loan fees	—	—	—	—
Capital expenditures	18,990	5,722	—	24,712

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141

	Balance at December 31, 2013
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$64,588	$37,367	$75	$102,030